Related Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Service income	¥ 3,612	¥ 21,509	¥ 0
Shanghai NIO Hongling Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Service income	2,707	0	0
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income	905	0	0
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Service income	0	11,121	0
Beijing CHJ Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	0	4,588	0
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership (Limited Partnership)
Related Party Transaction [Line Items]
Service income	0	4,015	0
Jiangsu Xindian Automotive Co., Ltd.
Related Party Transaction [Line Items]
Service income	¥ 0	¥ 1,785	¥ 0